Annual Fund Operating Expenses - Regan Fixed Rate MBS ETF - Regan Fixed Rate MBS ETF Class	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%

[1]	Based on estimated amounts for current fiscal year.